Segment Information And Information About Geographic Areas	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Information And Information About Geographic Areas
24.	SEGMENT INFORMATION AND INFORMATION ABOUT GEOGRAPHIC AREAS
The Company operates in one operating segment. The chief operating decision maker for the Company is the chief executive officer. The chief executive officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by type of service and geographic region, for purposes of allocating resources and evaluating financial performance.
Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
United States	$165,502	$148,845	$321,487	$306,423
China	1,287	1,871	3,091	3,501

Total revenues	$166,789	$150,716	$324,578	$309,924

Software, equipment and property, net by geographic area are as follows (in thousands):

	June 30, 2021	December 31, 2020
United States	$108,581	$101,370
China	59	68

Total software, equipment and property-net	$108,640	$101,438

22.	SEGMENT INFORMATION AND INFORMATION ABOUT GEOGRAPHIC AREAS
The Company operates in one operating segment. The chief operating decision maker for the Company is the chief executive officer. The chief executive officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by type of service and geographic region, for purposes of allocating resources and evaluating financial performance.
Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	Year ended December 31,
	2020	2019	2018
United States	$626,101	$610,591	$564,884
China	6,962	5,493	4,888

Total revenues	$633,063	$616,084	$569,772

Software, equipment and property, net by geographic area are as follows (in thousands):

	December 31
	2020	2019
United States	$101,370	$89,450
China	68	54

Total software, equipment and property-net	$101,438	$89,504